UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2003

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                4/1/2003
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  202

Form 13F Information Table Value Total: $155,289.82
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

Greystone Investment Mangement
13F Holdings as of March 31, 2003

Greystone Investment Management, LLC
13F Holdings as of March 31, 2003
                                                                                                                    Voting Authority
                                         Title of               Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                           Class        CUSIP     (x$1000)  PrnAmt  Prn  Call Dscretn Managers Sole Shared None

Access Corporation Escrow                Common Stock   004312997        0       500              SOLE                        500
Agere Systems Incorporated Cl A          Common Stock   00845V100     0.01         8              SOLE                          8
Agere Systems Incorporated Cl B          Common Stock   00845V209     0.31       204              SOLE                        204
Alltel Corporation                       Common Stock   020039103  2547.69     56919              SOLE                      56919
Altria Group Inc. Sep @ 42 1/2           Option         718154IVC    -1.02                  34    SOLE                         34
Altria Group Incorporated                Common Stock   02209S103  2050.76     68450              SOLE                      68450
Amcon Distributing Company               Common Stock   02341Q106     0.02         4              SOLE                          4
America Online Inc Delaware              Common Stock   00184A105  1084.21     99835              SOLE                      99835
Amer Express Com L/T Jan @ 50            Option         02581CAJC   -32.91                1097    SOLE                       1097
American Express Company                 Common Stock   025816109  4170.56    125506              SOLE                     125506
American International Group Inc         Common Stock   026874107   274.89      5559              SOLE                       5559
Anheuser Busch Companies Inc.            Common Stock   035229103    30.30       650              SOLE                        650
Anthem Incorporated                      Common Stock   03674B104    24.98       377              SOLE                        377
Aol Time Warner Inc. Apr @ 10            Option         00184ADBC    -5.50                  50    SOLE                         50
Aol Time Warner Inc. Jan @ 10 2004       Option         02364KABC   -12.00                  50    SOLE                         50
Aol Time Warner Inc. Jan @ 12 1/2 20     Option         00184BAVC    -6.25                  50    SOLE                         50
Aol Time Warner Inc. Jan @ 17 1/2 20     Option         00184CAWC    -0.45                  18    SOLE                         18
Aol Time Warner Inc. Jul @ 10            Option         00184AGBC    -8.75                  50    SOLE                         50
Aol Time Warner Inc. Jul @ 12 1/2        Option         00184BGVC    -2.40                  40    SOLE                         40
Applied Micro Circuits Corporation       Common Stock   03822W109     0.40       123              SOLE                        123
Arbitron Incorporated                    Common Stock   03875Q108     0.22         7              SOLE                          7
Avaya Incorporated                       Common Stock   053499109     0.20        97              SOLE                         97
AVX Corporation New                      Common Stock   002444107    16.20      1800              SOLE                       1800
Bank One Corporation                     Common Stock   06423A103     1.07        31              SOLE                         31
Baton Rouge Water Wks Co Ser AP          Preferred Stock071302202     0.00      1250              SOLE                       1250
BB&T Corporation                         Common Stock   054937107   257.10      8180              SOLE                       8180
Bear Stearns Companies Incorporated      Common Stock   073902108  1415.19     21573              SOLE                      21573
Bear Stearns Co Jan @ 75 2004            Option         073903AOC   -34.41                 111    SOLE                        111
Bellsouth Corporation                    Common Stock   079860102    34.67      1600              SOLE                       1600
Berkshire Hathaway Inc Class B           Common Stock   084670207  9781.05      4577              SOLE                       4577
Berkshire Hathaway Inc Delaware C        Common Stock   084670108   319.00         5              SOLE                          5
Biogen Incorporated                      Common Stock   090597105     0.75        25              SOLE                         25
Boston Properties Incorporated           REIT           101121101   331.44      8745              SOLE                       8745
Bp Plc Sponsored Adr Jul @ 40            Option         055622GHC    -6.66                  36    SOLE                         36
British Petroleum Co Plc ADRs            ADR            055622104   138.92      3600              SOLE                       3600
Cablevision System Corporation           Common Stock   12686C109   360.81     19000              SOLE                      19000
Cablevision Systems Jan @ 10 2004        Option         12686FABC  -182.40                 190    SOLE                        190


                                                                                                                    Voting Authority
                                         Title of               Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                           Class        CUSIP     (x$1000)  PrnAmt  Prn  Call Dscretn Managers Sole Shared None

Cali Realty Corporation REIT             REIT           554489104  1073.11     34650              SOLE                      34650
Carnival Corporation                     Common Stock   143658102   345.98     14350              SOLE                      14350
Catellus DEV Corporation                 Common Stock   149111106  2010.54     95740              SOLE                      95740
Charter One Finl Incorporated            Common Stock   160903100    50.65      1831              SOLE                       1831
Chase Capital V Cap Sec E7.03%           Pfd/Com Invest 161479209    25.11      1000              SOLE                       1000
Cincinnati Finl Corporation              Common Stock   172062101   618.18     17627              SOLE                      17627
Cintas Corporation                       Common Stock   172908105    44.42      1350              SOLE                       1350
Citigroup Incorporated                   Common Stock   172967101    24.12       700              SOLE                        700
Clear Channel Communications Inc.        Common Stock   184502102    36.97      1090              SOLE                       1090
Coca Cola Company                        Common Stock   191216100   348.41      8607              SOLE                       8607
Comcast Corp Class A Special             Common Stock   20030N200  7156.42    260328              SOLE                     260328
Comcast Corporation Class A              Common Stock   20030N101   128.68      4501              SOLE                       4501
Convergys Corporation                    Common Stock   212485106    10.56       800              SOLE                        800
Dial Corporation New                     Common Stock   25247D101    19.40      1000              SOLE                       1000
Disney (Walt) Co (Holding Co)            Common Stock   254687106     1.26        74              SOLE                         74
Duke Weeks Realty Corporation            REIT           264411505     5.40       200              SOLE                        200
Electronic Data Systems Corp             Common Stock   285661104   699.32     39734              SOLE                      39734
Encana Corporation                       Foreign Equity 292505104   450.71     13928              SOLE                      13928
Enerplus Res Fd Unit Tr G New            Foreign Equity 29274D604   140.83      7350              SOLE                       7350
Equity Residential Properties Trust      REIT           29476L107   211.19      8774              SOLE                       8774
Ethan Allen Interiors Incorporated       Common Stock   297602104  1482.39     50370              SOLE                      50370
Exxon Mobil Corporation                  Common Stock   30231G102   653.43     18696              SOLE                      18696
Federal Home Loan Mortgage Corp          Common Stock   313400301 12854.98    242090              SOLE                     242090
Federal National Mortgage Asn            Common Stock   313586109  8153.13    124761              SOLE                     124761
Fidelity Advisor Equity Growth Fd Cl     Equity MF      315805309     3.91   125.166              SOLE                    125.166
Fidelity Advisor Tec hFd Class B M       Equity MF      315918672     0.19    19.712              SOLE                     19.712
Fifth Third Bancorp                      Common Stock   316773100   661.59     13171              SOLE                      13171
Gannett Incorporated                     Common Stock   364730101  1232.53     17500              SOLE                      17500
Gannett Incorporated Apr @ 90            Option         364730DRC    -1.15                  46    SOLE                         46
General Elec Company                     Common Stock   369604103  1125.70     44145              SOLE                      44145
General Growth Pptys Incorporated        REIT           370021107    49.90       925              SOLE                        925
General Motors Corporation               Common Stock   370442105  1970.70     58617              SOLE                      58617
General Motors Corp Class H              Common Stock   370442832  3797.06    339023              SOLE                     339023
Gilead Sciences Incorporated             Common Stock   375558103     8.40       200              SOLE                        200
Glaxo Smithkline PLC ADR                 ADR            37733W105    14.08       400              SOLE                        400
Govt Sect Income Fd Unit Gnm             Pfd/Com Invest 383743580     0.29     17295              SOLE                      17295
Harris Corporation                       Common Stock   413875105     1.17        42              SOLE                         42
Hershey Foods Corporation                Common Stock   427866108   375.96      6000              SOLE                       6000
Hilton Hotels Corporation                Common Stock   432848109    11.61      1000              SOLE                       1000
Home Depot Incorporated                  Common Stock   437076102    24.36      1000              SOLE                       1000
Honeywell Incorporated                   Common Stock   438516106    25.29      1184              SOLE                       1184
Host Marriott Corporation                REIT           44107P104     6.92      1000              SOLE                       1000
Hotelworks Com Incorporated              Common Stock   441473105     0.00      4000              SOLE                       4000


                                                                                                                    Voting Authority
                                         Title of               Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                           Class        CUSIP     (x$1000)  PrnAmt  Prn  Call Dscretn Managers Sole Shared None

Ingersoll-Rand Company                   Foreign Equity G4776G101     7.72       200              SOLE                        200
Intl Business Machines Corp              Common Stock   459200101   283.60      3616              SOLE                       3616
International Speedway Corp Cl A         Common Stock   460335201  4689.38    117059              SOLE                     117059
International Speedway Corp Cl B         Common Stock   460335300   273.24      6900              SOLE                       6900
Interpublic Group Companies Inc          Common Stock   460690100   144.01     15485              SOLE                      15485
Invesco Strategic Port Leisure N/L       Equity MF      46127J406     0.22     6.981              SOLE                      6.981
Ishares Tr Dj Us Energy                  Closed End MF  464287796     0.59        15              SOLE                         15
Ishares Tr Dj Us Finl Sec                Closed End MF  464287788     0.65        10              SOLE                         10
Ishares Tr Dj Us Healthcr                Closed End MF  464287762     4.46        91              SOLE                         91
Ishares Tr Dj Us Real Est                Closed End MF  464287739    77.88      1016              SOLE                       1016
Ishares Tr Dj Us Telecomm                Closed End MF  464287713     0.17        10              SOLE                         10
Ishares Tr Russell 1000                  Closed End MF  464287622    89.79      1991              SOLE                       1991
Ishares Tr Russell 2000                  Closed End MF  464287655    63.86       887              SOLE                        887
Ishares Tr Russell1000val                Closed End MF  464287598   154.42      3558              SOLE                       3558
Ishares Tr S&p Smlcp Valu                Closed End MF  464287879    66.59       998              SOLE                        998
Johnson & Johnson                        Common Stock   478160104   461.11      7968              SOLE                       7968
Keycorp                                  Common Stock   493267108     0.54        24              SOLE                         24
Kinder Morgan Management Llc Shs         Common Stock   49455U100  3795.57    117328              SOLE                     117328
Krispy Kreme Doughnuts Inc.              Common Stock   501014104     0.34        10              SOLE                         10
Legg Mason Incorporated                  Common Stock   524901105  3143.49     64495              SOLE                      64495
Legg Mason Incorporated Aug @ 55         Option         524901HKC    -5.40                  40    SOLE                         40
Legg Mason Incorporated Aug @ 60         Option         524901HLC    -1.75                  50    SOLE                         50
Legg Mason Incorporated May @ 55         Option         524901EKC    -1.25                  50    SOLE                         50
Legg Mason Incorporated Nov @ 60         Option         524901KLC    -3.20                  40    SOLE                         40
Liberty Media Corporation                Common Stock   530718105  6180.28    635178              SOLE                     635178
Loews Corporation                        Common Stock   540424108    23.90       600              SOLE                        600
Longleaf Partners Fund N/L               Equity MF      543069108     9.94   451.466              SOLE                    451.466
Longleaf Partners Inter- Natl Fund N/L   Intl MF        543069405   114.39 13013.932              SOLE                  13013.932
Lucent Technologies Incorporated         Common Stock   549463107     1.14       776              SOLE                        776
M & T Bk Corporation                     Common Stock   55261F104    45.58       580              SOLE                        580
M B N A Corporation                      Common Stock   55262L100  4318.54    286946              SOLE                     286946
Maxxam Incorporated                      Common Stock   577913106     8.24       900              SOLE                        900
Mcdata Corporation Class A               Common Stock   580031201     0.06         7              SOLE                          7
McDonalds Corporation                    Common Stock   580135101    28.92      2000              SOLE                       2000
Medtronic Incorporated                   Common Stock   585055106    69.94      1550              SOLE                       1550
Merck & Company Inc. L/T Jan @ 70 (2     Option         589333ANC   -25.12                 314    SOLE                        314
Merck & Company Incorporated             Common Stock   589331107  5580.22    101866              SOLE                     101866
Merrill Lynch & Company Incorporated     Common Stock   590188108     0.35        10              SOLE                         10
MGIC Investment Corporation              Common Stock   552848103    21.60       550              SOLE                        550
Midcap 400 Spdrs Trust                   Pfd/Com Invest 595635103   128.92      1727              SOLE                       1727
Minnesota Mining And Mfg Co              Common Stock   88579Y101    96.22       740              SOLE                        740
Nasdaq 100 Trust Unit Series 1           Pfd/Com Invest 631100104     0.25        10              SOLE                         10
Ncr Corporation New                      Common Stock   62886E108     0.66        36              SOLE                         36

                                                                                                                    Voting Authority
                                         Title of               Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                           Class        CUSIP     (x$1000)  PrnAmt  Prn  Call Dscretn Managers Sole Shared None

News Corp. Limited Sponsored ADR         ADR            652487802    32.86      1536              SOLE                       1536
Nuveen Growth & Income Stock Fd Cl A     Equity MF      67064Y503    42.55  2415.968              SOLE                   2415.968
Nuveen Mun Value Fd Incorporated         Closed End MF  670928100    22.35      2432              SOLE                       2432
Nuveen Ny Select Quality Mun             Closed End MF  670976109    15.15      1000              SOLE                       1000
Omnicom Group Incorporated               Common Stock   681919106    21.67       400              SOLE                        400
Outback Steakhouse Incorporated          Common Stock   689899102     0.53        15              SOLE                         15
Park Place Entertainment Corporation     Common Stock   700690100    24.92      3500              SOLE                       3500
Pepsico Incorporated                     Common Stock   713448108    48.00      1200              SOLE                       1200
Pfizer Incorporated                      Common Stock   717081103  4723.67    151594              SOLE                     151594
Ph Group Incorporated                    Common Stock   693318107     0.00       500              SOLE                        500
Pharmacia Corporation                    Common Stock   71713U102    12.38       286              SOLE                        286
Pioneer Nat Res Company                  Common Stock   723787107  3639.17    144987              SOLE                     144987
Plum Creek Timber Company Inc.           REIT           729251108  3442.42    159445              SOLE                     159445
Procter & Gamble Co L/T Jan @ 110        Option         742719ABC    -6.24                  96    SOLE                         96
Procter & Gamble Company                 Common Stock   742718109  1321.95     14845              SOLE                      14845
Prologis Trust (REIT)                    REIT           743410102    15.19       600              SOLE                        600
Putnam Premier Inc Tr Shs Benefic        Closed End MF  746853100    19.82      3092              SOLE                       3092
Rayonier Incorporated                    Common Stock   754907103  2558.30     58064              SOLE                      58064
Reynolds R J Tob Hldgs Incorporated      Common Stock   76182K105    90.33      2800              SOLE                       2800
Reynolds R J Tob Hldgs Nov @ 37 1/2      Option         76182KKUC    -3.78                  28    SOLE                         28
Royal Dutch Pete CoNy Reg Eur .56        ADR            780257804   244.50      6000              SOLE                       6000
S P D R Trust Units Series 1 B/E         Pfd/Com Invest 78462F103    22.88       270              SOLE                        270
Sbc Communications Apr @ 20              Option         78387GDDC    -4.88                  65    SOLE                         65
SBC Communications Incorporated          Common Stock   78387G103   198.17      9879              SOLE                       9879
Schering Plough Corporation              Common Stock   806605101    16.05       900              SOLE                        900
Schlumberger LtdNetherlands Antilles     Foreign Equity 806857108   228.06      6000              SOLE                       6000
Sector Spdr Tr Sbi Int-energy            Closed End MF  81369Y506     7.52       337              SOLE                        337
Sector Spider Trust - SBI Intl           Closed End MF  81369Y605     0.73        35              SOLE                         35
Selected American Shares N/L Davis Fd    Equity MF      816221105     0.69    28.604              SOLE                     28.604
Smucker J M Company                      Common Stock   832696405     3.25        93              SOLE                         93
Southern Company                         Common Stock   842587107    39.82      1400              SOLE                       1400
Syngenta AG Sponsored ADR                ADR            87160A100     0.19        21              SOLE                         21
Taubman Ctrs Incorporated Reit           REIT           876664103    55.86      3280              SOLE                       3280
Telephone & Data Systems Inc.            Common Stock   879433100   642.98     15717              SOLE                      15717
The Cit Group Incorporated               Common Stock   125581108     1.69       100              SOLE                        100
The Oakmark Fund Class I N/L             Equity MF      413838103     0.82    28.512              SOLE                     28.512
Tjx Companies Incorporated New           Common Stock   872540109  4166.71    236745              SOLE                     236745
Total Fina Sa Sponsored (France)         ADR            89151E109   126.54      2000              SOLE                       2000
Transocean Sedco Forex Inc(UK)           Foreign Equity G90078109    24.13      1180              SOLE                       1180
Tribune Company                          Common Stock   896047107   803.74     17857              SOLE                      17857
Tribune Company New May @ 55             Option         896047EKC    -0.50                 100    SOLE                        100
Tyco Intl Limited New (BERMUDA)          Foreign Equity 902124106   406.38     31600              SOLE                      31600
Tyco Intl Limited Apr @ 7 1/2            Option         902124DSC   -19.44                  36    SOLE                         36


                                                                                                                    Voting Authority
                                         Title of               Value     Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                           Class        CUSIP     (x$1000)  PrnAmt  Prn  Call Dscretn Managers Sole Shared None

Tyco Intl Limited New Apr @ 10           Option         902124DBC   -17.40                  60    SOLE                         60
Tyco Intl Limited New Apr @ 12 1/2       Option         902124DQC    -3.75                  50    SOLE                         50
Tyco Intl Limited New Jan @ 10 2004      Option         901915ABC   -30.10                  70    SOLE                         70
Tyco Intl Limited New Jan @ 7 1/2 20     Option         901915ASC   -61.00                 100    SOLE                        100
Us Bancorp Del Com New                   Common Stock   902973304    12.13       639              SOLE                        639
Valspar Corporation                      Common Stock   920355104    57.30      1400              SOLE                       1400
Van Kampen Tr Invt Grade N Y             Closed End MF  920931102    16.74      1000              SOLE                       1000
Vanguard Health Care Fund N/L            Equity MF      921908307  6422.04 68670.182              SOLE                  68670.182
Vanguard Index Trust                     Closed End MF  922908769   137.60      1733              SOLE                       1733
Varian Incorporated                      Common Stock   922206107    14.33       500              SOLE                        500
Varian Med Systems Incorporated          Common Stock   92220P105   134.83      2500              SOLE                       2500
Varian Semiconductor Equipment Assn      Common Stock   922207105    10.17       500              SOLE                        500
Verizon Communications                   Common Stock   92343V104    41.22      1166              SOLE                       1166
Victory Stock Index Fund Class G N/L     Equity MF      926464355     0.36    28.848              SOLE                     28.848
Vivendi Sponsored ADR (FRANCE)           ADR            92851S204   135.34     10100              SOLE                      10100
Vivendi Universal Jun @ 20               Option         92851SFDC    -5.00                 100    SOLE                        100
Vornado Rlty Tr Sh Ben Int               REIT           929042109  2178.00     60838              SOLE                      60838
Wal Mart Stores Incorporated             Common Stock   931142103   197.71      3800              SOLE                       3800
Walgreen Company                         Common Stock   931422109     9.02       306              SOLE                        306
Washington Fed Incorporated              Common Stock   938824109  1549.03     73623              SOLE                      73623
Washington Mutual Incorporated           Common Stock   939322103  6693.68    189784              SOLE                     189784
Washington Post Company Class B          Common Stock   939640108     6.81        10              SOLE                         10
Waste Management                         Common Stock   94106L109  7140.16    337118              SOLE                     337118
Weitz Partners Value Fund M/F            Equity MF      948906102     0.98    59.894              SOLE                     59.894
Weitz Value Fund N/L                     Equity MF      949045108     0.99    36.905              SOLE                     36.905
Wells Fargo & Co New Jan @ 60 2004       Option         949747ALC   -12.08                 302    SOLE                        302
Wells Fargo Company                      Common Stock   949746101  5134.62    114128              SOLE                     114128
Wsfs Finl Corporation                    Common Stock   929328102    44.68      1414              SOLE                       1414
Wyeth                                    Common Stock   983024100  1114.78     29476              SOLE                      29476
Wyeth Apr @ 35                           Option         983024DGC    -7.68                  24    SOLE                         24
Wyeth Jul @ 35                           Option         983024GGC   -10.58                  23    SOLE                         23
